Description of Organization, Business Operations And Liquidity (Details) - USD ($)			3 Months Ended	11 Months Ended	12 Months Ended
	Aug. 16, 2022	Aug. 05, 2021	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2022
Description of Organization, Business Operations And Liquidity (Details) [Line Items]
Date of incorporation			Feb. 02, 2021		Feb. 02, 2021
Proceeds from initial public offering				$ 245,000,000
Proceeds from the issuance of warrants			$ 7,700,000		7,700,000
Payment to acquire restricted investments		$ 250,000,000
Shares issued, price per share (in Dollars per share)			$ 12
Term of restricted investments		185 days
Minimum net worth needed to effect business combination			$ 5,000,001		$ 5,000,001
Minimum percentage of common stock to be owned by the initial shareholders			20.00%		20.00%
Minimum percentage of public shares that can be transferred			15.00%		15.00%
Percentage of public shares to redeemed in case business combination is not consummated			100.00%		100.00%
Threshold time period for consummating business combination from the date of initial public offer			24 months		24 months
Expenses payable on dissolution			$ 100,000		$ 100,000
Minimum per share amount to be maintained in the trust account (in Dollars per share)			$ 10		$ 10
Cash held			$ 34,860		$ 137,752
Net working capital			$ 368,926		$ 460,328
Threshold number of days within which public shares shall be redeemed in case business combination is not consummated					10 days
Minimum [Member]
Description of Organization, Business Operations And Liquidity (Details) [Line Items]
Minimum percentage of the value of the trust account of the acquire for which acquisition shall be carried out			80.00%		80.00%
Temporary equity redemption price per share (in Dollars per share)			$ 10		$ 10
IPO [Member]
Description of Organization, Business Operations And Liquidity (Details) [Line Items]
Transaction cost			$ 21,720,139		$ 21,720,139
Underwriting fees			5,000,000		5,000,000
Deferred underwriting fees			8,750,000		8,750,000
Anchor investor offering costs			7,207,313		7,207,313
Other offering costs			$ 762,826		$ 762,826
Shares issued, price per share (in Dollars per share)		$ 10
Class A Common Stock [Member]
Description of Organization, Business Operations And Liquidity (Details) [Line Items]
Proceeds from initial public offering		$ 250,000,000
Class A Common Stock [Member] | IPO [Member]
Description of Organization, Business Operations And Liquidity (Details) [Line Items]
Stock issued during the period shares new issues (in Shares)		25,000,000
Shares Issued, Price Per Share (in Dollars per share)		$ 10
Others Investees [Member]
Description of Organization, Business Operations And Liquidity (Details) [Line Items]
Equity method investment ownership percentage			50.00%		50.00%
Inflation reduction act of two thousand and twenty two [Member] | After thirty first december two thousand and twenty two [Member]
Description of Organization, Business Operations And Liquidity (Details) [Line Items]
Percentage of excise tax on certain share repurchases on fair value	1.00%
Sponsor [Member] | Private Placement [Member]
Description of Organization, Business Operations And Liquidity (Details) [Line Items]
Class of warrants or rights warrants issued during the period units (in Shares)			7,700,000		7,700,000
Class of warrants or rights issue price per warrant (in Dollars per share)			$ 1		$ 1